THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND December 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.0%
	Shares	Value
COMMUNICATION SERVICES — 10.3%
Netflix Inc.*	1,489,153	$1,327,311,852
Trade Desk Inc., Cl A*	5,216,541	613,100,064
		1,940,411,916

CONSUMER DISCRETIONARY — 11.1%
Airbnb Inc., Cl A*	6,692,839	879,505,973
Chipotle Mexican Grill Inc., Cl A*	10,323,561	622,510,728
Lululemon Athletica Inc.*	1,550,315	592,855,959
		2,094,872,660

FINANCIALS — 19.2%
Blackstone Inc.	5,353,175	922,994,434
MSCI Inc., Cl A	1,071,244	642,757,112
S&P Global Inc.	1,898,623	945,571,213
Visa Inc., Cl A	3,556,752	1,124,075,902
		3,635,398,661

HEALTH CARE — 16.9%
Danaher Corp	3,126,152	717,608,192
Eli Lilly & Co.	1,362,780	1,052,066,160
Intuitive Surgical Inc.*	1,477,592	771,243,920
Vertex Pharmaceuticals Inc.*	1,638,462	659,808,647
		3,200,726,919

INDUSTRIALS — 5.1%
Copart Inc.*	12,644,409	725,662,633
TransDigm Group Inc.	186,997	236,977,558
		962,640,191

INFORMATION TECHNOLOGY — 34.4%
Adobe Inc.*	2,166,960	963,603,773
ASML Holding NV	1,698,679	1,177,320,441

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND December 31, 2024 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Intuit Inc.	1,239,414	$778,971,699
Microsoft Corp.	2,425,048	1,022,157,732
NVIDIA Corp.	8,753,307	1,175,481,597
ServiceNow Inc.*	551,165	584,301,040
Synopsys Inc.* (A)	1,635,219	793,669,894
		6,495,506,176

TOTAL COMMON STOCK
(Cost $9,925,822,168)		18,329,556,523

SHORT-TERM INVESTMENTS — 2.7%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 4.380% (B)	515,034,266	515,034,266
Mount Vernon Liquid Assets Portfolio, LLC, 4.510% (B)(C)	49,650	49,650
TOTAL SHORT-TERM INVESTMENTS
(Cost $515,083,916)		515,083,916

TOTAL INVESTMENTS — 99.7%
(Cost $10,440,906,084)		$18,844,640,439

Percentages are based on Net Assets of $18,888,925,788.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2024. The total market value of securities on loan at December 31, 2024 was $48,536.
(B)	The rate reported is the 7-day effective yield as of December 31, 2024.
(C)	This security was purchased with cash collateral held from securities on loan.

Cl — Class

EMC-QH-001-3900

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